Goodwill and long-lived assets Impairment (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill And Long-lived Assets Impairment
Schedule of Goodwill and Long-lived Assets

	PPE included in CGU		Intangible assets included in CGU	Goodwill included in CGU	Total Carrying value	Recoverable amount	Impairment amount
OFIT GM CGU		$2,064,302	1,422,830	3,522,172	7,009,304	3,776,335	(3,232,969)
OFIT RT CGU		$891,512	578,619	1,016,855	2,486,985	1,619,684	(867,301)
	$						(4,100,270)